Other Long-Term Financial Liabilities - Schedule of Other Long-Term Financial Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Long-Term Financial Liabilities [Abstract]
Derivative liabilities (Note 24)		$ 617,135
Satellite performance incentive payments	$ 9,125	12,352
Security deposits includes tax indemnification	966	1,069
Other long-term financial liabilities	$ 10,091	$ 630,556